Inventories (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Inventories
Stock of materials	$ 74,216	$ 42,021	[1]
Inventory write-down	1,700	100		$ 4,700
Inventory recognized as an expense	$ 371,800	$ 267,500		$ 216,300

[1]	Re-presented to reflect the measurement period adjustments in respect of updates to the accounting for the acquisition of I-Systems Soluções de Infraestrutura S.A. in November 2021 (refer to note 31).